Eaton Vance

Short Duration High Income Fund

January 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Commercial Mortgage-Backed Securities — 1.4%

Security	Principal Amount (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(2)	$795	$674,093

Total Commercial Mortgage-Backed Securities (identified cost $752,262)		$674,093

Common Stocks — 0.0%(3)

Security	Shares	Value
Diversified Media — 0.0%(3)
Clear Channel Outdoor Holdings, Inc.(4)(5)	1,520	$3,025

Total Common Stocks (identified cost $3,866)		$3,025

Convertible Bonds — 0.4%

Security	Principal Amount (000’s omitted)	Value
Air Transportation — 0.4%
Air Transport Services Group, Inc., 1.125%, 10/15/24	$194	$205,322

Total Convertible Bonds (identified cost $176,085)		$205,322

Convertible Preferred Stocks — 0.2%

Security	Shares	Value
Healthcare — 0.2%
Becton Dickinson and Co., Series B, 6.00%	2,122	$119,426

Total Convertible Preferred Stocks (identified cost $108,344)		$119,426

Corporate Bonds & Notes — 83.0%

Security	Principal Amount* (000’s omitted)		Value
Aerospace — 3.3%
Bombardier, Inc., 6.00%, 10/15/22(1)		153	$152,139
Howmet Aerospace, Inc., 6.875%, 5/1/25		156	181,935
Rolls-Royce PLC, 2.125%, 6/18/21(6)	EUR	150	182,943
Spirit AeroSystems, Inc., 5.50%, 1/15/25(1)		500	525,000
Spirit AeroSystems, Inc., 7.50%, 4/15/25(1)		70	75,221
TransDigm, Inc., 6.50%, 7/15/24		500	509,000

			$1,626,238

Air Transportation — 1.4%
Air Canada, 7.75%, 4/15/21(1)		268	$270,010
American Airlines Group, Inc., 5.00%, 6/1/22(1)		300	282,562
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.50%, 10/20/25(1)		53	56,656
United Airlines Holdings, Inc., 4.25%, 10/1/22		65	65,081

			$674,309

Automotive & Auto Parts — 7.0%
Clarios Global, L.P., 6.75%, 5/15/25(1)		41	$43,742
Ford Motor Co., 8.50%, 4/21/23		717	804,295
Ford Motor Co., 9.00%, 4/22/25		640	780,822
Ford Motor Credit Co., LLC, 3.336%, 3/18/21		326	326,784
Ford Motor Credit Co., LLC, 3.37%, 11/17/23		200	203,764
Ford Motor Credit Co., LLC, 3.47%, 4/5/21		236	237,032
Ford Motor Credit Co., LLC, 3.664%, 9/8/24		250	256,844
Ford Motor Credit Co., LLC, 4.25%, 9/20/22		200	206,830
Ford Motor Credit Co., LLC, 5.875%, 8/2/21		284	289,680
Navistar International Corp., 9.50%, 5/1/25(1)		52	57,982
Tesla, Inc., 5.30%, 8/15/25(1)		200	208,190

			$3,415,965

Banking & Thrifts — 1.1%
CIT Group, Inc., 5.00%, 8/15/22		500	$529,470

			$529,470

Broadcasting — 3.0%
Lions Gate Capital Holdings, LLC, 5.875%, 11/1/24(1)		78	$79,893
Netflix, Inc., 5.50%, 2/15/22		500	524,063
Sirius XM Radio, Inc., 3.875%, 8/1/22(1)		750	758,588
Townsquare Media, Inc., 6.875%, 2/1/26(1)		78	80,681

			$1,443,225

Security	Principal Amount* (000’s omitted)		Value
Building Materials — 0.2%
WESCO Distribution, Inc., 7.125%, 6/15/25(1)		88	$95,869

			$95,869

Cable & Satellite TV — 4.5%
CSC Holdings, LLC, 5.25%, 6/1/24		1,000	$1,078,125
DISH DBS Corp., 5.00%, 3/15/23		588	606,404
DISH DBS Corp., 5.875%, 7/15/22		500	520,500

			$2,205,029

Capital Goods — 0.6%
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)		302	$301,693

			$301,693

Chemicals — 0.7%
Compass Minerals International, Inc., 4.875%, 7/15/24(1)		280	$290,820
Compass Minerals International, Inc., 6.75%, 12/1/27(1)		41	44,042

			$334,862

Consumer Products — 0.5%
Edgewell Personal Care Co., 4.70%, 5/24/22		255	$265,041

			$265,041

Containers — 0.0%(3)
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(1)		10	$10,129

			$10,129

Diversified Financial Services — 6.8%
Ally Financial, Inc., 4.625%, 5/19/22		500	$525,975
Cabot Financial Luxembourg S.A., 7.50%, 10/1/23(6)	GBP	221	308,549
DAE Funding, LLC, 5.25%, 11/15/21(1)		705	724,528
Freedom Mortgage Corp., 8.125%, 11/15/24(1)		255	265,359
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22		283	283,425
Navient Corp., 6.50%, 6/15/22		500	523,125
OneMain Finance Corp., 5.625%, 3/15/23		550	591,261
PRA Group, Inc., 7.375%, 9/1/25(1)		106	113,884

			$3,336,106

Diversified Media — 1.7%
Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24		463	$482,485
Nielsen Finance, LLC/Nielsen Finance Co., 5.00%, 4/15/22(1)		269	269,269
Outfront Media Capital, LLC/Outfront Media Capital Corp., 6.25%, 6/15/25(1)		70	74,244

			$825,998

Security	Principal Amount* (000’s omitted)	Value
Energy — 10.5%
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24	250	$275,677
Apache Corp., 4.625%, 11/15/25	50	51,313
Continental Resources, Inc., 3.80%, 6/1/24	300	308,062
Continental Resources, Inc., 4.50%, 4/15/23	53	54,493
Crestwood Midstream Partners, L.P./Crestwood Midstream Finance Corp., 6.25%, 4/1/23	110	110,905
CVR Energy, Inc., 5.25%, 2/15/25(1)	300	294,360
DCP Midstream Operating, L.P., 3.875%, 3/15/23	300	309,000
Double Eagle III Midco 1, LLC/Double Eagle Finance Corp., 7.75%, 12/15/25(1)	81	83,987
Endeavor Energy Resources, L.P./EER Finance, Inc., 6.625%, 7/15/25(1)	61	65,251
EQM Midstream Partners, L.P., 6.00%, 7/1/25(1)	60	62,839
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	950	605,625
Laredo Petroleum, Inc., 9.50%, 1/15/25	37	31,785
NGPL PipeCo, LLC, 4.375%, 8/15/22(1)	25	26,171
Occidental Petroleum Corp., 2.70%, 2/15/23	540	534,492
Occidental Petroleum Corp., 2.90%, 8/15/24	774	749,812
Occidental Petroleum Corp., 3.45%, 7/15/24	21	20,213
Ovintiv Exploration, Inc., 5.625%, 7/1/24	18	19,604
Ovintiv Exploration, Inc., 5.75%, 1/30/22	800	830,204
Precision Drilling Corp., 5.25%, 11/15/24	6	5,539
Precision Drilling Corp., 7.75%, 12/15/23	12	11,978
Seven Generations Energy, Ltd., 6.875%, 6/30/23(1)	147	149,190
Transocean Guardian, Ltd., 5.875%, 1/15/24(1)	54	48,224
Western Midstream Operating, L.P., 4.00%, 7/1/22	500	513,547

		$5,162,271

Entertainment & Film — 0.2%
AMC Entertainment Holdings, Inc., 10.50%, 4/15/25(1)	114	$116,850

		$116,850

Environmental — 0.6%
GFL Environmental, Inc., 3.75%, 8/1/25(1)	62	$63,356
Tervita Corp., 11.00%, 12/1/25(1)	199	216,910

		$280,266

Food & Drug Retail — 3.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 3.50%, 2/15/23(1)	500	$514,010
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 7.50%, 3/15/26(1)	300	331,313
Ingles Markets, Inc., 5.75%, 6/15/23	149	150,954
Safeway, Inc., 4.75%, 12/1/21	759	777,880

		$1,774,157

Food, Beverage & Tobacco — 0.4%
Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(1)	103	$112,399
Performance Food Group, Inc., 6.875%, 5/1/25(1)	52	56,143

		$168,542

Security	Principal Amount* (000’s omitted)		Value
Gaming — 2.1%
Caesars Entertainment, Inc., 6.25%, 7/1/25(1)		212	$223,696
Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(1)		130	120,886
MGM Resorts International, 6.00%, 3/15/23		500	534,375
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 4.25%, 5/30/23(1)		160	161,500

			$1,040,457

Healthcare — 5.2%
Bausch Health Cos., Inc., 9.00%, 12/15/25(1)		505	$555,285
HCA, Inc., 5.875%, 5/1/23		400	437,082
Jaguar Holding Co. II/PPD Development, L.P., 4.625%, 6/15/25(1)		101	106,088
Legacy LifePoint Health, LLC, 6.75%, 4/15/25(1)		71	75,970
ModivCare, Inc., 5.875%, 11/15/25(1)		82	87,074
Prime Healthcare Services, Inc., 7.25%, 11/1/25(1)		78	83,753
RP Escrow Issuer, LLC, 5.25%, 12/15/25(1)		85	88,294
Tenet Healthcare Corp., 6.75%, 6/15/23		763	828,618
Teva Pharmaceutical Finance Co., B.V., 3.65%, 11/10/21		290	293,354

			$2,555,518

Homebuilders & Real Estate — 8.1%
Consus Real Estate AG, 9.625%, 5/15/24(6)	EUR	800	$1,039,769
Ellaktor Value PLC, 6.375%, 12/15/24(6)	EUR	311	351,040
Empire Communities Corp., 7.00%, 12/15/25(1)		63	66,667
Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(1)		400	422,956
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(1)		30	31,050
SBA Communications Corp., 4.00%, 10/1/22		75	75,921
Service Properties Trust, 4.50%, 6/15/23		300	302,512
Service Properties Trust, 5.00%, 8/15/22		82	82,820
Uniti Group, L.P./Uniti Fiber Holdings, Inc./ CSL Capital, LLC, 7.125%, 12/15/24(1)		1,000	1,031,575
Vivion Investments S.a.r.l., 3.00%, 8/8/24(6)	EUR	500	565,757

			$3,970,067

Insurance — 1.1%
AmWINS Group, Inc., 7.75%, 7/1/26(1)		257	$276,388
AssuredPartners, Inc., 7.00%, 8/15/25(1)		250	258,279

			$534,667

Leisure — 4.0%
Carnival Corp., 7.625%, 3/1/26(1)		39	$41,316
Carnival Corp., 11.50%, 4/1/23(1)		890	1,011,080
NCL Corp, Ltd., 3.625%, 12/15/24(1)		47	41,683
NCL Corp, Ltd., 12.25%, 5/15/24(1)		240	279,725
Powdr Corp., 6.00%, 8/1/25(1)		85	89,356
Royal Caribbean Cruises, Ltd., 5.25%, 11/15/22		240	236,850
Viking Cruises, Ltd., 6.25%, 5/15/25(1)		250	244,661

			$1,944,671

Metals & Mining — 0.3%
Cleveland-Cliffs, Inc., 9.875%, 10/17/25(1)		42	$49,439
New Gold, Inc., 6.375%, 5/15/25(1)		80	82,950

			$132,389

Security	Principal Amount* (000’s omitted)		Value
Paper — 0.3%
Clearwater Paper Corp., 5.375%, 2/1/25(1)		150	$164,156

			$164,156

Restaurant — 0.8%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.25%, 5/15/24(1)		258	$262,794
Dave & Buster’s, Inc., 7.625%, 11/1/25(1)		139	146,645

			$409,439

Services — 1.5%
ADT Security Corp. (The), 3.50%, 7/15/22		250	$257,148
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 5.25%, 3/15/25(1)		60	60,113
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 6.375%, 4/1/24(1)		260	263,737
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(1)		150	152,102

			$733,100

Steel — 0.8%
Allegheny Ludlum, LLC, 6.95%, 12/15/25		100	$108,865
Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(1)		275	293,045

			$401,910

Super Retail — 1.1%
Burlington Coat Factory Warehouse Corp., 6.25%, 4/15/25(1)		96	$102,840
L Brands, Inc., 6.875%, 7/1/25(1)		239	260,619
L Brands, Inc., 9.375%, 7/1/25(1)		27	33,379
Penske Automotive Group, Inc., 3.50%, 9/1/25		90	92,142
William Carter Co. (The), 5.50%, 5/15/25(1)		29	30,867

			$519,847

Technology — 3.8%
Dell International, LLC/EMC Corp., 5.85%, 7/15/25(1)		48	$57,044
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(1)		500	501,725
Dell International, LLC/EMC Corp., 7.125%, 6/15/24(1)		433	450,147
EIG Investors Corp., 10.875%, 2/1/24		825	847,432

			$1,856,348

Telecommunications — 5.9%
Altice Financing S.A., 2.25%, 1/15/25(6)	EUR	157	$184,530
Altice France S.A., 2.50%, 1/15/25(6)	EUR	600	719,949
DKT Finance ApS, 9.375%, 6/17/23(1)		250	260,050
Qwest Corp., 6.75%, 12/1/21		500	524,263
Sprint Communications, Inc., 6.00%, 11/15/22		1,100	1,183,380

			$2,872,172

Security	Principal Amount* (000’s omitted)	Value
Transport Excluding Air & Rail — 0.7%
XPO Logistics, Inc., 6.125%, 9/1/23(1)	350	$356,344

		$356,344

Utility — 1.2%
TerraForm Power Operating, LLC, 4.25%, 1/31/23(1)	550	$567,281

		$567,281

Total Corporate Bonds & Notes (identified cost $39,645,443)		$40,624,386

Senior Floating-Rate Loans — 12.9%(7)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Containers — 1.6%
Reynolds Group Holdings, Inc., Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing 2/5/23	$761	$761,699

		$761,699

Diversified Media — 0.1%
Nielsen Finance, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing 6/4/25	$36	$36,076

		$36,076

Food, Beverage & Tobacco — 1.3%
BellRing Brands, LLC, Term Loan, 6.00%, (1 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing 10/21/24	$45	$45,483
US Foods, Inc., Term Loan, 1.87%, (1 mo. USD LIBOR + 1.75%), Maturing 6/27/23	586	581,898

		$627,381

Gaming — 0.9%
Playtika Holding Corp., Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing 12/10/24	$368	$370,243
Spectacle Gary Holdings, LLC, Term Loan, 11.00%, (3 mo. USD LIBOR + 9.00%, Floor 2.00%), Maturing 12/23/25	80	81,643
Spectacle Gary Holdings, LLC, Term Loan, 11.00%, (3 mo. USD LIBOR + 9.00%, Floor 2.00%), Maturing 12/23/25	6	5,916

		$457,802

Healthcare — 2.1%
MPH Acquisition Holdings, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing 6/7/23	$941	$941,548
RegionalCare Hospital Partners Holdings, Inc., Term Loan, 3.87%, (1 mo. USD LIBOR + 3.75%), Maturing 11/16/25	96	95,901

		$1,037,449

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Insurance — 3.0%
Asurion, LLC, Term Loan - Second Lien, 6.62%, (1 mo. USD LIBOR + 6.50%), Maturing 8/4/25	$892	$895,771
Asurion, LLC, Term Loan, Maturing 7/29/27(8)	89	88,110
Asurion, LLC, Term Loan - Second Lien, Maturing 1/29/28(8)	480	480,000

		$1,463,881

Services — 1.2%
AlixPartners, LLP, Term Loan, Maturing 4/4/24(8)	$485	$485,067
AlixPartners, LLP, Term Loan, Maturing 2/4/28(8)	96	95,979

		$581,046

Super Retail — 1.9%
PetSmart, Inc., Term Loan, Maturing 1/27/28(8)	$177	$175,230
PetSmart, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing 3/11/22	763	763,743

		$938,973

Technology — 0.8%
EIG Investors Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing 2/9/23	$390	$390,025
Riverbed Technology, Inc., Term Loan - Second Lien, 12.00%, (3 mo. USD LIBOR + 11.00%, Floor 1.00%), 7.50% cash, 4.50% PIK, Maturing 12/31/26	30	$24,296

		$414,321

Total Senior Floating-Rate Loans (identified cost $6,300,811)		$6,318,628

Short-Term Investments — 3.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(9)	1,557,619	$1,557,619

Total Short-Term Investments (identified cost $1,557,619)		$1,557,619

Total Investments — 101.1% (identified cost $48,544,430)		$49,502,499

Other Assets, Less Liabilities — (1.1)%		$(529,395)

Net Assets — 100.0%		$48,973,104

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2021, the aggregate value of these securities is $17,593,781 or 35.9% of the Fund’s net assets.

(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2021.

(3)	Amount is less than 0.05%.

(4)	Non-income producing security.

(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(6)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2021, the aggregate value of these securities is $3,352,537 or 6.8% of the Fund’s net assets.

(7)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(8)	This Senior Loan will settle after January 31, 2021, at which time the interest rate will be determined.

(9)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2021.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	315,345	GBP	230,325	Citibank, N.A.	4/30/21	$—	$(382)
USD	1,016,936	EUR	837,848	Bank of America, N.A.	4/30/21	—	(1,795)
USD	1,032,816	EUR	851,000	Citibank, N.A.	4/30/21	—	(1,907)
USD	1,031,778	EUR	850,081	Goldman Sachs International	4/30/21	—	(1,828)

						$—	$(5,912)

Abbreviations:

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At January 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

At January 31, 2021, the value of the Fund’s investment in affiliated funds was $1,557,619, which represents 3.2% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended January 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$495,143	$8,605,904	$(7,543,428)	$—	$—	$1,557,619	$420	1,557,619

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Securities	$—	$674,093	$—	$674,093
Common Stocks	3,025	—	—	3,025
Convertible Bonds	—	205,322	—	205,322
Convertible Preferred Stocks	119,426	—	—	119,426
Corporate Bonds & Notes	—	40,624,386	—	40,624,386
Senior Floating-Rate Loans	—	6,318,628	—	6,318,628
Short-Term Investments	—	1,557,619	—	1,557,619
Total Investments	$122,451	$49,380,048	$—	$49,502,499

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(5,912)	$—	$(5,912)
Total	$—	$(5,912)	$—	$(5,912)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.